Intangible Assets, Net (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Impairment of Intangible Assets (Excluding Goodwill) [Abstract]
Amortization expenses	¥ 4,309,183		¥ 3,020,920	¥ 3,118,734
Impairment for intangible assets	¥ 18,720,464	$ 2,564,693